Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Taxes

11. Income Taxes

Income tax expense for the six months ended June 30, 2015 and 2014 differs from the U.S. federal statutory rate primarily due to the taxation treatment of income attributable to noncontrolling interests in Virtu Financial. These noncontrolling interests are subject to U.S. taxation as partnerships. Accordingly, the income attributable to these noncontrolling interests is reported in the condensed consolidated statements of comprehensive income, but the related U.S. income tax expense attributable to these noncontrolling interests is not reported by the Company as it is the obligation of the individual partners. Income tax expense is also affected by the differing effective tax rates in foreign, state and local jurisdictions where certain of the Company’s subsidiaries are subject to corporate taxation.

Deferred income taxes arise primarily due to the amortization of the deferred tax assets recognized in connection with the IPO (Note 13), differences in the valuation of financial assets and liabilities, and for other temporary differences arising from the deductibility of compensation and depreciation expenses in different time periods for book and income tax return purposes.

There are no expiration dates on the deferred tax assets. The provisions of ASC 740 require that carrying amounts of deferred tax assets be reduced by a valuation allowance if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically with appropriate consideration given to all positive and negative evidence related to the realization of the deferred tax assets. A valuation allowance against deferred tax assets at the balance sheet date is not considered necessary because it is more likely than not the deferred tax asset will be fully realized. There are no unrecognized tax benefits as of June 30, 2015 and December 31, 2014.

Virtu Financial, LLC and subsidiaries
Income Taxes

11. Income Taxes

Net income (loss) before income taxes is as follows for the years ended December 31, 2014, 2013 and 2012:

	December 31,
	2014	2013	2012
(in thousands)
U.S. operations	$158,487	$136,744	$82,330
Non-U.S. operations	35,071	50,856	6,998
	$193,558	$187,600	$89,328

The provision for income taxes consists of the following for the years ended December 31, 2014, 2013 and 2012:

	December 31,
(in thousands)	2014	2013	2012
Current provision
Non-U.S.	$4,263	$3,660	$2,292
Deferred provision (benefit)
Non-U.S.	(762)	1,737	(524)
Provision for income taxes	$3,501	$5,397	$1,768

The reconciliation of the tax provision at the U.S. Federal Statutory Rate to the provision for income taxes for the years ended December 31, 2014, 2013 and 2012 is as follows:

	December 31,
	2014		2013		2012
(in thousands, except percentages)
Tax provision at the U.S. federal statutory rate	$—	—	$—	—	$—	—
Foreign taxes	3,501	1.8%	5,397	2.9%	1,768	2%
Provision for income taxes	$3,501	1.8%	$5,397	2.9%	$1,768	2%

The components of the deferred tax assets and liabilities as of December 31, 2014 and 2013 are as follows:

	December 31,
(in thousands)	2014	2013
Deferred income tax assets
Other	$12	$171
Share-based compensation	$947	106
Fixed assets	$18	—
Tax credits and net operating loss carryforwards	—	724
Total deferred income tax assets	$977	$1,001
Deferred income tax liabilities
Fixed assets	$—	$872
Total deferred income tax liabilities	$—	$872

A deferred tax asset relating to the Ireland carryforward losses has been recognized in the amount of $0 and $0.7 million as of December 31, 2014 and 2013, respectively, and is included within other assets in the accompanying consolidated statements of financial condition. There are no expiration dates on the deferred tax assets. The provisions of ASC 740 require that carrying amounts of deferred tax assets be reduced by a valuation allowance if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically with appropriate consideration given to all positive and negative evidence related to the realization of the deferred tax assets. A valuation allowance against deferred tax assets at the balance sheet date is not considered necessary, because it is more likely than not the deferred tax asset will be fully realized.

Tax authorities in Ireland have initiated an income tax audit of the Company’s 2012 research and development credit. The Ireland subsidiary’s returns are generally subject to review by the tax authority for certain purposes for 5 years from the end of the accounting period. The Company does not believe any adjustments that may arise from the examinations will be significant. There are no unrecognized tax benefits as of December 31, 2014 and 2013.